H1 Taxes	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
H1 Taxes

H1	Taxes

The Company’s tax expense for 2020 was SEK –9,589 (–6,922) million or 35.2% (79.0%) of income after financial items. The tax rate may vary between years depending on business and geographical mix. Items reported for income taxes include the impact of the Swedish tax rate reduction which was signed into law on June 14, 2018, on the deferred tax assets and liabilities. The law reduces the corporate income tax from 22% to 21.4% from January 1, 2019, and to 20.6% from January 1, 2021.

Income taxes recognized in the income statement
	2020	2019	2018
Current income taxes for the year	(5,470)	(2,564)	(5,513)
Current income taxes related to prior years	(175)	(2,237)	(392)
Deferred tax income/expense (+/–)	(3,911)	(2,116)	1,097
Share of taxes in joint ventures and associated companies	(33)	(5)	(5)
Income tax expense/beneﬁt	(9,589)	(6,922)	(4,813)

A reconciliation between reported tax expense for the year and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 21.4% (21.4%), on the consolidated income before taxes, is shown in the table below.

The withholding tax expense 2020 and 2018 includes an impairment of withholding tax.

Non-deductible expenses include write-down of investments and payments to pension foundations in Sweden.

Reconciliation of Swedish income tax rate with effective tax rate
	2020	2019	2018
Calculated tax expense at Swedish tax rate 21.4%	(5,823)	(1,875)	322
Effect of foreign tax rates	(616)	(419)	(773)
Current income taxes related to prior years	(175)	(2,237)	(392)
Remeasurement of tax loss carry-forwards	(258)	52	113
Remeasurement of deductible temporary differences	369	84	33
Withholding tax expense	(1,393)	(230)	(3,000)
Reversal of impaired withholding tax	—	519	—
Tax effect of non-deductible expenses	(2,079)	(3,555)	(1,130)
Tax effect of non-taxable income	372	803	722
Tax effect of changes in tax rates	14	(64)	(708)
Income tax expense/beneﬁt	(9,589)	(6,922)	(4,813)
Effective tax rate	35.2%	79.0%	(329.1%)

Deferred tax balances

Deferred tax assets and liabilities are derived from the balance sheet items as shown in the table below.

Tax effects of temporary differences and tax loss carry-forwards
	Deferred	Deferred	Net
	tax assets	tax liabilities	balance
2020
Intangible assets and property, plant
and equipment	771	1,579
Current assets	2,235	862
Post-employment beneﬁts	7,062	378
Provisions	3,739	—
Deferred tax credits	8,285	—
Other	1,794	277
Loss carry-forwards	4,417	—
Deferred tax assets/liabilities	28,303	3,096	25,207
Netting of assets/liabilities	(2,007)	(2,007)
Deferred tax balances, net	26,296	1,089	25,207

2019
Intangible assets and property, plant
and equipment	1,233	1,792
Current assets	3,413	878
Post-employment beneﬁts	7,220	787
Provisions	3,592	—
Deferred tax credits	8,424	—
Other	2,585	281
Loss carry-forwards	7,221	—
Deferred tax assets/liabilities	33,688	3,738	29,950
Netting of assets/liabilities	(2,514)	(2,514)
Deferred tax balances, net	31,174	1,224	29,950

Changes in deferred taxes, net
	2020	2019
Opening balance, net	29,950	22,482
Recognized in net income (loss)	(3,911)	(2,116)
Recognized in other comprehensive income	794	1,423
Acquisitions/divestments of subsidiaries	(1,223)	145
Reclassiﬁcation	386	7,843
Translation differences	(789)	173
Closing balance, net	25,207	29,950

Tax effects reported directly in Other comprehensive income (loss) amount to SEK 794 (1,423) million, of which actuarial gains and losses related to pensions constituted SEK 900 (1,229) million, revaluation of borrowings SEK -20 (134) million and cash flow hedges SEK -86 (60) million.

Deferred tax assets are only recognized in countries where the Company expects to be able to generate corresponding taxable income in the future to benefit from tax reductions.

Deferred tax assets and liabilities have been adjusted for the effect of the reduction of the Swedish corporate income tax rate.

Note H1, cont’d.

Tax loss carry-forwards

Significant tax assets regarding tax loss carry-forwards are reported to the extent that realization of the related tax benefit through future taxable profits is probable also when considering the period during which these can be utilized, as described below.

The majority of tax loss carry-forwards pertains to Sweden, Germany and the United States. These countries have long or indefinite periods of utilization. Of the total SEK 4,417 (7,221) million recognized deferred tax assets related to tax loss carry-forwards, SEK 3,513 (6,026) million relates to Sweden.

Future income projections based on growth coming from a stronger market, selective market share gains and expansion of the product portfolio, support the conclusion that the deferred tax assets will be utilized in the foreseeable future.

As of December 31, 2020, the recognized tax loss carry-forwards amounted to SEK 21,442 (33,744) million. The reduction is primarily attributable to utilization of the loss carry-forward against current year’s taxable income. The tax value of the tax loss carry-forward is reported as a tax asset based on the indefinite utilization period and the expectation that the group will realize a significant taxable income to offset these loss carry-forwards.

The final years in which the recognized tax loss carry-forwards can be utilized are shown in the following table.

Tax loss carry-forwards
Year of expiration	Tax loss carry-forwards	Tax value
2021	209	43
2022	142	29
2023	58	12
2024	174	36
2025	156	32
2026 or later (also includes unlimited carry-forwards)	20,703	4,265
Total	21,442	4,417

In addition to the table above there are tax loss carry-forwards of SEK 3,570 (5,378) million at a tax value of SEK 735 (1,009) million that have not been recognized due to judgments of the possibility they will be used against future taxable profits in the respective jurisdictions. The majority of these tax loss carry-forwards have an expiration date in excess of five years

The Company has considered the effect of COVID-19 pandemic on the business and currently expect no material changes to forecast future profits which could impact recoverability of deferred tax assets. Risk assessment on the business plans is carried out on a regular basis, and deferred tax asset recoverability analysis will be performed if conditions suggest that such assets may be impaired.